Inventories - Summary of Detailed Information of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Oil, gas and chemicals	$ 17,925	$ 20,211
Environmental certificates	2,699	1,602
Materials	1,592	1,613
Total	$ 22,216	$ 23,426